PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	€ 257	€ 177
Additions Property Plant And Equipment	147	80
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	404	257
Property, plant and equipment at end of period	404	257
At cost [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(124)	(70)
Additions Property Plant And Equipment	(80)	(54)
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	(204)	(124)
Property, plant and equipment at end of period	(204)	(124)
Carrying [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	133	107
Additions Property Plant And Equipment	67	26
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	200	133
Property, plant and equipment at end of period	200	133
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	247	167
Additions Property Plant And Equipment	147	80
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	394	247
Property, plant and equipment at end of period	394	247
Machinery [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(121)	(68)
Additions Property Plant And Equipment	(79)	(53)
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	(200)	(121)
Property, plant and equipment at end of period	(200)	(121)
Other assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	10	10
Additions Property Plant And Equipment
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	10	10
Property, plant and equipment at end of period	10	10
Other assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(3)	(2)
Additions Property Plant And Equipment	(1)	(1)
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	(4)	(3)
Property, plant and equipment at end of period	€ (4)	€ (3)